Entity Information	12 Months Ended
Dec. 31, 2011
Entity Information
Entity registrant name	ASIA PACIFIC WIRE & CABLE CORP LTD
Entity central index key	0001026980
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well-known seasoned issuer	No
Entity common stock, shares outstanding	13,830,769